Note 37 - Other operating income and expenses - Other Operating Expense Explanatory (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other Operating Income and Expenses
Change in inventories	€ 55,000,000	€ 59,000,000
Deposits Guarantee Fund	397,000,000	353,000,000
Hiperinflation Adjustments Expense	161,000,000	249,000,000
Rest of other operating expenses	235,000,000	334,000,000
Total Other operating expenses (Income Statement)	€ (848,000,000)	€ (995,000,000)